Capital Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	Regulatory capital resources (audited)
This table shows our qualifying regulatory capital:

	2023	2022
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,047	6,563
– Accumulated other reserves and non-controlling interests	(337)	(1,108)
CET1 capital before regulatory adjustments	12,770	12,515
CET1 regulatory adjustments:
– Additional value adjustments (unaudited)	(15)	(18)
– Goodwill (net of tax)	(1,129)	(1,133)
– Other intangibles	(349)	(351)
– Fair value reserves related to gains or losses on cash flow hedges (1)	335	1,116
– Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(595)	(517)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(14)	(27)
– Defined benefit pension fund assets	(520)	(755)
– NPE Backstop	0	(4)
– Dividend accrual	(3)	(3)
– IFRS 9 Transitional Adjustment (unaudited)	44	20
CET1 capital	10,524	10,843
AT1 capital instruments:
– Capital instruments	2,196	2,196
AT1 capital	2,196	2,196
Tier 1 capital	12,720	13,039
Tier 2 capital instruments:
– Capital instruments	2,193	2,111
– Amount of qualifying items subject to phase out from Tier 2	193	207
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(331)	(857)
Tier 2 capital	2,055	1,461
Total regulatory capital	14,775	14,500
(1) From H223, amount includes £1.3m for cashflow hedge reserves FVOCI.

Disclosure of Movements in Regulatory Capital	Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2023	10,843	2,196	1,461	14,500
–Retained earnings	(516)	—	—	(516)
–Other reserves and non-controlling interests(1)	770	—	—	770
–Additional value adjustments (unaudited)	3	—	—	3
–Goodwill (net of tax)	4	—	—	4
–Other intangibles	2	—	—	2
–Fair value reserves related to gains and losses on cash flow hedges(1)	(780)	—	—	(780)
–Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(78)	—	—	(78)
–Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	13	—	—	13
–Defined benefit pension fund assets	235	—	—	235
–NPE Backstop	4	—	—	4
–Capital instruments	—	—	82	82
–IFRS 9 Transitional Adjustment (unaudited)	24	—	—	24
–Amount of qualifying items subject to phase out from Tier 2	—	—	(14)	(14)
- Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation	—	—	526	526
At 31 December 2023	10,524	2,196	2,055	14,775
(1) From H223, amount includes £1.3m for cashflow hedge reserves FVOCI.